Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 44,190	£ 48,139	£ 41,250
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,407	1,681
Other financial assets at FVTPL	129	185
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	219,716	210,094
Loans and advances to banks	992	1,169
Repurchase agreements – non trading	7,348	12,683
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,513	1,548
Current tax assets	478	347	264
Retirement benefit assets	1,050	1,572
Other assets	2,016	1,500
Total assets	285,213	287,098	£ 292,332
Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	44,190	48,139
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,407	1,681
Other financial assets at FVTPL	129	185
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	219,716	210,094
Loans and advances to banks	992	1,169
Repurchase agreements – non trading	7,348	12,683
Other financial assets at amortised cost	156	506
Financial assets at fair value through other comprehensive income	6,024	5,851
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,513	1,548
Current tax assets	478	347
Retirement benefit assets	1,050	1,572
Total assets	285,213	287,098
Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(592)	1,577
Liquidity risk | Total
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	42,860	46,559
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,407	1,681
Other financial assets at FVTPL	129	185
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	195,505	190,561
Loans and advances to banks	829	691
Repurchase agreements – non trading	7,348	12,683
Other financial assets at amortised cost	108	506
Financial assets at fair value through other comprehensive income	1,659	1,488
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	1,513	1,548
Current tax assets	478	347
Retirement benefit assets	1,050	1,572
Total assets	255,096	261,144
Liquidity risk | Total | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(592)	1,577
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	893	918
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	68,535	80,624
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	69,428	81,542
Liquidity risk | Assets positioned at central banks | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Readily available
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	41,967	45,641
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	91,761	74,890
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	108	506
Financial assets at fair value through other comprehensive income	1,659	1,488
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	135,495	122,525
Liquidity risk | Readily available | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Other available assets
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	18,284	18,893
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	1,513	1,548
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	19,797	20,441
Liquidity risk | Other available assets | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Liquidity risk | Cannot be encumbered
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	2,407	1,681
Other financial assets at FVTPL	129	185
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	16,925	16,154
Loans and advances to banks	829	691
Repurchase agreements – non trading	7,348	12,683
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	252	201
Intangible assets	1,550	1,545
Property, plant and equipment	0	0
Current tax assets	478	347
Retirement benefit assets	1,050	1,572
Total assets	30,376	36,636
Liquidity risk | Cannot be encumbered | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	(592)	1,577
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,330	1,580
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	24,211	19,533
Loans and advances to banks	163	478
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	48	0
Financial assets at fair value through other comprehensive income	4,365	4,363
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	30,117	25,954
Total | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks		0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	21,304	15,713
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	21,304	15,713
Covered bonds | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	2,851	3,720
Loans and advances to banks	0	0
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	2,851	3,720
Securitis- ations | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,330	1,580
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	56	100
Loans and advances to banks	163	478
Repurchase agreements – non trading	0	0
Other financial assets at amortised cost	48	0
Financial assets at fair value through other comprehensive income	4,365	4,363
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	5,962	6,521
Other | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	£ 0	£ 0